Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounting Policy
Accounts receivable are measured at fair value and are subsequently measured at amortized cost, less allowance for credit losses, if material. The carrying amount of the accounts receivable approximates the fair value. We perform ongoing credit evaluations on our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging of the accounts receivable balances, expected lifetime losses, and current economic conditions that may affect a customer’s ability to pay.
When entering into arrangements to sell our receivable, we derecognize the receivable only when meeting the derecognition criteria. The criteria require isolation from the seller, granting the buyer the right to pledge or exchange the receivables, and legal transfer of control over the receivable.
Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2022	2023
Accounts receivable, gross	5,327.9	4,334.1
Allowance for credit losses	(4.1)	—
Accounts receivable, net	5,323.8	4,334.1
The decrease in accounts receivable as of December 31, 2023, compared to December 31, 2022, is mainly due to the factoring of receivables during 2023 and the timing of cash receipts from our customers, which is partially offset by an increase in our sales.
In 2023, €993.4 million of receivables were sold through factoring arrangements (2022: €0.0 million). The amounts consist of €245.8 million (2022: €0.0 million) of regular trade receivables and €747.6 million (2022: €0.0 million) of absolute, unconditional, irrevocable accounts receivable for down payments on systems to be shipped in 2024. The amounts have been derecognized since the asset is isolated from the seller, control is transferred to the buyer and there are no restrictions on the buyer related to the factored items. The fair value of the receivables sold was substantially the same as their carrying value. The cash receipt is treated as an operating cash flow within the
Consolidated Statements of Cash Flows.